Related Party Transaction (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Related Party Transaction [Abstract]
Schedule of Related Party Transaction
Name of related parties	Relationship with the Company
Huihe Zheng	Principal shareholder, Chief Executive Officer and Chairman of the Company

The Company’s due from related party balance is as follows:

	September 30, 2025	March 31, 2025
	(Unaudited)
Huihe Zheng	$256,410	$—
Total	256,410	—

Name of related parties	Relationship with the Company
Huihe Zheng	Principal shareholder, Chief Executive Officer and Chairman of the Company

The Company’s due to related party balance is as follows:

	March 31, 2025	March 31, 2024
	US$	US$
Huihe Zheng	—	1,283,221
Total	—	1,283,221